REORGANIZATION COSTS (Details) - CAD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Sep. 30, 2021	Sep. 30, 2021
REORGANIZATION COSTS
Professional and advisory costs	$ 10,796	$ 23,342
Key employee retention plan	2,701	5,237
Prepetition claims and other costs	5,080	10,007
Reorganization costs	$ 18,577	$ 38,586